Management of Capital (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure of capital
	Year ended December 31,
	2018	2017 (Restated - note 4)
Equity	$40,479	$40,859
Less cash	1,653	2,474
	$38,826	$38,385